Investment in Cauchari-Olaroz Project - Schedule of Investment in Cauchari-Olaroz Project (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	[1]	$ 320,869
Share of income (loss) of Cauchari-Olaroz Project		0	$ (677)		$ (1,359)
Loans, ending balance		369,616	320,869	[1]
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance		59,581	41,507
Contribution to Investment in Cauchari-Olaroz project		1,570	1,863
Share of income (loss) of Cauchari-Olaroz Project		(17,374)	53,555
Elimination of the Company's portion of capitalized intercompany interest		(10,858)	(37,344)
Loans, ending balance		$ 32,919	$ 59,581		$ 41,507

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.